Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022
Net revenue
Total net revenue			$ 1,224	$ 3,309
Costs and expenses
Cost of revenue	$ 329	$ 694	1,620	2,852
Research and development	1,562	3,417	11,044	12,193
Selling, general and administrative	15,663	5,794	24,104	11,978
Loss from operations	(17,269)	(9,226)	(35,544)	(23,714)
Interest expense	857	83	3,355	343
Change in fair value of earnout liability	(24,764)
Change in fair value of PIPE make-whole liability	2,904
Change in fair value of private warrants	60
Change in fair value of SAFEs	10	50	655	83
Merger-related transaction costs expensed	4,009
Loss before income taxes	(345)	(9,359)	(39,554)	(24,140)
Provision (benefit) for income taxes	(1,280)	31	67	(273)
Net income (loss) and comprehensive income (loss)	$ 935	$ (9,390)	$ (39,621)	$ (23,867)
Net income (loss) per common share:
Diluted (in Dollars per share)	$ 0.04	$ (0.76)	$ (2.71)	$ (2.25)
Weighted-average common shares outstanding:
Diluted (in Shares)	23,316,071	12,379,480	14,612,600	10,620,614
Net loss per common share, basic (in Dollars per share)	$ 0.04	$ (0.76)	$ (2.71)	$ (2.25)
Weighted-average common shares outstanding, basic (in Shares)	18,617,656	12,379,480	14,612,600	10,620,614
Product sales
Net revenue
Total net revenue	$ 285	$ 679	$ 1,224	$ 2,859
License revenue
Net revenue
Total net revenue				$ 450